NOTE 8 - STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option table

Stock Warrants and Options
Stock warrants/options outstanding and exercisable on June 30, 2016 are as follows:

Exercise Price per Share	Shares Under Option/warrant	Remaining Life in Years
Outstanding and Exercisable
$0.19	200,000	1.50
$0.155	200,000	2.50
$0.14	250,000	2.50
$0.115	300,000	1.25
$0.11	300,000	4.00
$0.03	300,000	4.00
$0.070	7,500,000	1.25

Stock Warrants and Options
Stock warrants/options outstanding and exercisable on December 31, 2015 are as follows:

Exercise Price per Share		Shares Under Option/warrant	Remaining Life in Years

	Outstanding
	$0.19	200,000	2.00
	$0.155	200,000	3.00
	$0.14	250,000	3.00
	$0.115	300,000	1.75
	$0.11	300,000	4.50
	$0.03	300,000	4.50
	$0.070	7,500,000	1.75
$
	Exercisable
	$0.19	200,000	2.00
	$0.155	200,000	3.00
	$0.14	250,000	3.00
	$0.115	300,000	1.75
	$0.070	7,500,000	1.75